Income Taxes (Details) - Schedule of Income/(Loss) Before Income Taxes ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Schedule of Income/(Loss) Before Income Taxes [Abstract]
Domestic operations	₨ 333	$ 4.1	₨ 19	₨ 8
Foreign operations	8	0.1	(829)	(3,913)
Total	₨ 341	$ 4.2	₨ (810)	₨ (3,905)